COMMON STOCK WARRANT LIABILITY (Tables)	9 Months Ended
Jul. 31, 2013
Warrant Liability [Abstract]
Schedule Of Warrant Liability Disclosure [Table Text Block]
As of July 31, 2013, there were outstanding warrants to purchase 899,494 shares of the Company’s common stock with exercise prices ranging from $4.375 to $21.25 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price		Amount	Expiration Date	Type of Financing
Exchange Warrants – Nonexercisable	$18.75		278,329	October 2014	July 2012 Exchanges
Common Stock Purchase Warrant	$18.75		28,632	May 2015	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		11,628	October 2014 - October 2015	Oct 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		17,706	May 2015 - January 2016	December 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		13,333	May 2017	May 2012 Convertible Debt Financing
Common Stock Purchase Warrant	$15.11 - 21.25		214,416	December 2013 - April 2015	Bridge Notes
Common Stock Purchase Warrant	$4.375		1,333	December 2015	Stock Purchase Agreement
Common Stock Purchase Warrant	$18.75		376	N/A	Vendor & Other
Common Stock Purchase Warrant	$10.625 - 18.75		29,883	May 2014 - May 2017	Placement Agent - Convertible Debt Financing
Common Stock Purchase Warrant	5.625 - 10.625		13,095	October 2015 - August 2017	August - September 2012 Convertible Promissory Notes
Common Stock Purchase Warrant	357		86,283	December 2014	Tonaquint Promissory Note
	Subtotal:		695,014
Common Stock Purchase Warrant	TBD	(1)	204,480	April 2014	Preferred Stock Agreement (4/04/2011)
	Grand Total		899,494

(1)
During December 2011, the Company unreserved for issuance shares related to the preferred stock warrants. If exercisable, exercise price means an amount per warrant share equal to the closing sale price of a share of common stock on the applicable tranche notice date.

As of October 31, 2012, there were outstanding warrants to purchase 802,580 shares of the Company’s common stock with exercise prices ranging from $6.625 to $21.25 per share. Information on the outstanding warrants is as follows:

Type	Exercise Price		Amount	Expiration Date	Type of Financing
Exchange Warrants – Nonexercisable	$18.75		278,329	October 2014	July 2012 Warrant Exchanges
Common Stock Purchase Warrant	$18.75		28,632	May 2015	May 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		11,628	October 2014 - October 2015	October 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		17,706	January 2015 - January 2016	December 2011 Convertible Debt Financing
Common Stock Purchase Warrant	$18.75		22,222	May 2017	May 2012 Convertible Debt Financing
Common Stock Purchase Warrant	$14.95 - 21.25		198,036	January 2013 - April 2015	Bridge Notes
Common Stock Purchase Warrant	$18.75		376	N/A	Vendor & Other
Common Stock Purchase Warrant	$18.75		29,883	May 2014 - May 2017	Placement Agent - Convertible Debt Financing
Common Stock Purchase Warrant	6.625 - 18.75		11,288	October 2015 - August 2017	August - September 2012 Convertible Promissory Notes
	Subtotal:		598,100
Common Stock Purchase Warrant	TBD	(1)	204,480	April 2014	Preferred Stock Agreement (4/04/2011)
	Grand Total		802,580

Schedule Of Fair Value Warrant Liability [Table Text Block]
In fair valuing the warrant liability, at July 31, 2013 and October 31, 2012, the Company used the following inputs in its Black-Scholes Model (BSM Model):

	(Unaudited) July 31, 2013	October 31, 2012
Exercise Price:	$4.375 – 21.25	$6.625 – 21.25
Stock Price	3.50	5.625
Expected Term:	153 – 1588 days	81 – 1736 days
Expected Volatility	93.73% – 153.00%	66.51% – 146.78%
Risk Free Rate:	.08% – .0995%	0.09 – .056%